Term debt (Details) - Schedule of future principal payments	Dec. 31, 2020 USD ($)
Schedule of future principal payments [Abstract]
Total term debt	$ 506,500
Less: current portion of term debt	(338,792)
Non-current portion of term debt	$ 167,708